As filed with the U.S. Securities and
Exchange Commission on May 7, 2013
File Nos. 2-79722 and 811-3578

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 29	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 41	[ X ]

AQUILA FUNDS TRUST
formerly Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.
[ ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

This filing relates to Aquila Three Peaks High Income  Fund, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of May, 2013.

AQUILA FUNDS TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 7, 2013.

SIGNATURE	TITLE

/s/ Diana P. Herrmann
Diana P. Herrmann	Trustee, Chair of the Board and President

/s/ Tucker Hart Adams *
Tucker Hart Adams	Trustee

/s/ John M. Burlingame *
John M. Burlingame	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Trustee

/s/ Grady Gammage, Jr. *
Grady Gammage, Jr.	Trustee

/s/ Theodore T. Mason *
Theodore T. Mason	Trustee

/s/ Glenn P. O’Flaherty *
Glenn P. O’Flaherty	Lead Independent Trustee

/s/ Russell K. Okata *
Russell K. Okata	Trustee

/s/ John J. Partridge*
John J. Partridge	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
    Diana P. Herrmann
   *Attorney-in-Fact, pursuant to Power of Attorney

AQUILA FUNDS TRUST

Exhibit List

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase